Stockholders' Equity - Schedule of Share-based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share based compensation	$ (50,063)	$ 787,736	$ 588,056	$ 2,435,538	$ 3,867,664	$ 708,998
Research and Development
Share based compensation	3,799	2,127	11,274	8,837
Selling, General and Administrative
Share based compensation	$ (53,862)	$ 785,609	$ 576,782	$ 2,426,701